Transactions - Purchase of Quebrada Blanca (Details) $ in Millions, $ in Millions		12 Months Ended
	Nov. 18, 2019 USD ($)	Dec. 31, 2018 USD ($) USD_per_Pound	Dec. 31, 2018 CAD ($) USD_per_Pound	Dec. 31, 2017	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination					$ 58	$ 58
Quebrada Blanca
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		13.50%				13.50%
Proportion of ownership interest in subsidiary		90.00%	90.00%	76.50%
Contingent consideration	$ 60	$ 53	$ 67
Contingent consideration, applicable term		3 years	3 years
Increase (decrease) in equity			$ 175
Commencement of commercial production | Quebrada Blanca
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		$ 50
Contingent consideration, applicable term		30 days	30 days
Copper Price | Quebrada Blanca
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 100
Commodity price | USD_per_Pound		3.15	3.15
Non-controlling interests | Quebrada Blanca
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity			$ 16
Equity attributable to owners of parent | Quebrada Blanca
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity			$ 159